Award Timing Disclosure	12 Months Ended
Jun. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves annual equity awards to our executive officers at a regularly scheduled meeting in the first half of each year. However, the Compensation Committee may also approve grants of equity awards at other times of the year such as in connection with the hiring of a new executive officer or in such other circumstances as the Compensation Committee may determine appropriate.
During Fiscal 2025, we did not grant stock options or similar awards having option-like features (“similar awards”) as part of our equity compensation programs. If we grant stock options or similar awards in the future, we anticipate that our policy will be not to grant stock options or similar awards in anticipation of the release of material nonpublic information or during periods in which there is material nonpublic information about our company, including during “blackout” periods" established under our insider trading policy. To the contrary, we anticipate that our Board would grant any stock options or similar awards on a predetermined schedule without taking into account material nonpublic information in determining either the time or terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves annual equity awards to our executive officers at a regularly scheduled meeting in the first half of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If we grant stock options or similar awards in the future, we anticipate that our policy will be not to grant stock options or similar awards in anticipation of the release of material nonpublic information or during periods in which there is material nonpublic information about our company, including during “blackout” periods" established under our insider trading policy. To the contrary, we anticipate that our Board would grant any stock options or similar awards on a predetermined schedule without taking into account material nonpublic information in determining either the time or terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false